Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Pharmaceuticals Portfolio
November 30, 2025
PHR-NPRT3-0126
1.810707.121
Common Stocks - 93.9%
	Shares	Value ($)
BELGIUM - 6.5%
Health Care - 6.5%
Pharmaceuticals - 6.5%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
Financiere de Tubize SA	91,587	22,317,325
UCB SA	232,600	64,910,327

TOTAL BELGIUM		87,227,652
CANADA - 0.9%
Health Care - 0.9%
Biotechnology - 0.9%
Xenon Pharmaceuticals Inc (d)	268,600	12,011,792
DENMARK - 2.3%
Health Care - 2.3%
Biotechnology - 0.4%
Ascendis Pharma A/S ADR (d)	24,400	5,180,852
Pharmaceuticals - 1.9%
Novo Nordisk A/S Class B ADR (e)	510,300	25,183,305
TOTAL DENMARK		30,364,157
GERMANY - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
BioNTech SE ADR (d)(e)	132,653	13,683,157
NETHERLANDS - 1.6%
Health Care - 1.6%
Biotechnology - 1.6%
uniQure NV (d)	760,669	20,926,004
SWITZERLAND - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Idorsia Ltd (d)	779,340	3,110,179
UNITED KINGDOM - 11.2%
Health Care - 11.2%
Pharmaceuticals - 11.2%
Astrazeneca PLC ADR	1,619,500	150,160,040
UNITED STATES - 70.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(d)	66	3
Health Care - 70.2%
Biotechnology - 16.5%
Arcus Biosciences Inc (d)	774,017	20,201,844
ArriVent Biopharma Inc (d)	107,000	2,454,580
Beam Therapeutics Inc (d)	317,500	8,042,275
Biogen Inc (d)	80,400	14,640,036
Cypherpunk Technologies Inc warrants 1/31/2026 (d)	60,600	1
Disc Medicine Inc (d)	115,400	10,773,744
Gilead Sciences Inc	515,400	64,857,936
Intellia Therapeutics Inc (d)(e)	594,800	5,347,252
Legend Biotech Corp ADR (d)	832,700	23,074,117
Mineralys Therapeutics Inc (d)	325,100	14,018,312
Moderna Inc (d)	529,400	13,753,812
Palvella Therapeutics Inc (d)	35,700	3,669,603
Praxis Precision Medicines Inc (d)	20,000	3,929,200
PTC Therapeutics Inc (d)	208,100	17,894,519
Replimune Group Inc (d)(e)	427,800	4,278,000
Summit Therapeutics Inc (d)(e)	262,104	4,689,041
Ultragenyx Pharmaceutical Inc (d)	253,500	8,809,125
Vir Biotechnology Inc (d)	280,800	1,802,735
		222,236,132
Pharmaceuticals - 53.7%
Amylyx Pharmaceuticals Inc (d)	354,700	5,313,406
Axsome Therapeutics Inc (d)	48,900	7,408,350
Corcept Therapeutics Inc (d)(e)	45,100	3,580,940
Crinetics Pharmaceuticals Inc (d)	122,800	5,594,768
Edgewise Therapeutics Inc (d)(e)	83,600	2,176,944
Elanco Animal Health Inc (d)(e)	2,565,200	59,692,204
Eli Lilly & Co	308,501	331,783,570
GSK PLC ADR	1,370,560	65,595,002
Harmony Biosciences Holdings Inc (d)	93,877	3,312,919
Jazz Pharmaceuticals PLC (d)	107,400	18,959,322
Johnson & Johnson	351,700	72,773,764
LENZ Therapeutics Inc (d)(e)	134,000	4,089,680
Merck & Co Inc	644,536	67,566,709
Ocular Therapeutix Inc (d)	1,331,717	16,180,362
Roche Holding AG non-voting shares	33,410	12,799,484
Royalty Pharma PLC Class A	1,096,200	43,869,924
		720,697,348
TOTAL HEALTH CARE		942,933,480

TOTAL UNITED STATES		942,933,483
TOTAL COMMON STOCKS (Cost $703,490,160)		1,260,416,464

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(c) (Cost $993,955)	993,955	1,157,460

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
AgomAb Therapeutics SA Series C (b)(c)(d)	7,729	2,294,013
AgomAb Therapeutics SA Series D (b)(c)(d)	7,649	2,336,214

TOTAL BELGIUM		4,630,227
UNITED STATES - 0.3%
Financials - 0.1%
Financial Services - 0.1%
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	158,879	1,474,397
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(c)	4,581	46,864
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	15,977	148,746
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	22,477	195,999
		1,866,006
Health Care - 0.1%
Biotechnology - 0.1%
Castle Creek Biosciences Inc Series C (b)(c)(d)	200	51,034
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	6,308	1,417,597
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	85	17,046
		1,485,677
Information Technology - 0.1%
Software - 0.1%
Evozyne Inc Series A (b)(c)(d)	5,900	97,349
Evozyne Inc Series B (b)(c)(d)	56,643	961,232
		1,058,581
TOTAL UNITED STATES		4,410,264
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,260,983)		9,040,491

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.02	49,860,511	49,870,483
Fidelity Securities Lending Cash Central Fund (f)(g)	4.02	36,259,007	36,262,633
TOTAL MONEY MARKET FUNDS (Cost $86,133,116)			86,133,116

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $798,878,214)	1,356,747,531
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(13,747,875)
NET ASSETS - 100.0%	1,342,999,656

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,197,954 or 0.8% of net assets.

(c)	Level 3 security.
(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $25,261,975.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgomAb Therapeutics SA Series C	10/3/2023	1,687,596

AgomAb Therapeutics SA Series D	10/22/2024	1,979,796

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Castle Creek Biosciences Inc Series C	12/9/2019	82,370

Castle Creek Biosciences Inc Series D1	4/19/2022	1,356,409

Castle Creek Biosciences Inc Series D2	6/28/2021	14,700

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 9/30/2025	993,955

Evozyne Inc Series A	4/9/2021	132,573

Evozyne Inc Series B	9/14/2023	877,400

MedAvail Holdings Inc	7/2/2012	500,000

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	1,700,006

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	63,355

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	173,031

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	193,747

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	29,571,172	352,003,404	331,703,902	404,016	(191)	-	49,870,483	49,860,511	0.1%
Fidelity Securities Lending Cash Central Fund	72,940,117	765,139,685	801,817,394	115,885	225	-	36,262,633	36,259,007	0.1%
Total	102,511,289	1,117,143,089	1,133,521,296	519,901	34	-	86,133,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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